CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE EARNINGS (LOSS) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Operations and Comprehensive Earnings (Loss) [Abstract]
Revenue	$ 607,798	$ 548,523	$ 441,860
Cost of goods sold	413,943	369,544	296,219
Gross margin	193,855	178,979	145,641
Expenses
Sales and marketing	54,144	50,476	42,182
Research and development (note 8)	74,020	80,937	73,112
Administration	40,321	37,027	35,164
Acquisition-related costs	1,474	1,588	508
Integration	471	1,082	27
Restructuring (note 9)	951	1,598	171
Impairment (note 17 and note 18)	0	3,756	0
Amortization	12,360	9,109	12,141
Total expenses	183,741	185,573	163,305
Earnings (loss) from operations	10,114	(6,594)	(17,664)
Foreign exchange gain (loss)	(11,843)	(12,390)	3,823
Other income (expense) (note 10)	115	854	(98)
Loss before income taxes	(1,614)	(18,130)	(13,939)
Income tax expense (recovery) (note 11)	1,060	(1,277)	1,611
Net loss from continuing operations	(2,674)	(16,853)	(15,550)
Net earnings from discontinued operations (note 6)	0	0	70,588
Net earnings (loss)	(2,674)	(16,853)	55,038
Other comprehensive income (loss), net of taxes:
Foreign currency translation adjustments, net of taxes of $nil	(2,013)	893	604
Total comprehensive earnings (loss)	$ (4,687)	$ (15,960)	$ 55,642
Basic and diluted net earnings (loss) per share (in dollars) (note 13)
Continuing operations	$ (0.08)	$ (0.53)	$ (0.50)
Discontinued operations	0.00	0.00	2.29
Basic and diluted net earnings (loss) per share (in dollars per share)	$ (0.08)	$ (0.53)	$ 1.79
Weighted average number of shares outstanding (in thousands) (note 13)
Basic and diluted	32,166	31,512	30,771